Future Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 4,207
2019	4,156
2020	2,742
Total future amortization of intangible assets	$ 11,105	$ 15,197		$ 20,250	$ 24,991

[1]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.